Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about significant accounting policies [abstract]
Summary of the Useful Lives

The useful lives are indicated below:

Useful life
Building	20 years
Store shelving equipment	20 years
Leasehold improvements(1)	5 to 20 years
Computer equipment	3 to 4 years
Furniture and equipment	10 years
Storage equipment	10 years
(1)
Leasehold improvements are depreciated over the shorter of the useful life or the lease term.

Summary of lease Term	The lease terms are indicated below:

Building	5 to 20 years
Store equipment (cold rooms)	10 years
Transportation equipment – trucks	8 years